Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 3 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. Significant estimates during the years ended December 31, 2023, 2022 and 2021 include the allowance for doubtful accounts, impairment of long-term investment and valuation of deferred tax assets.

Fair Value of Financial Instruments and Fair Value Measurements

The Company adopted the guidance of Accounting Standards Codification (“ASC”) 820 for fair value measurements which clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

●	Level 1-Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

●	Level 2-Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

●	Level 3-Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The carrying amounts reported in the consolidated balance sheets for cash and cash equivalents, accounts receivable, loan receivable-net, security deposits- current portion, other current assets, salary payable, operating lease liabilities- current and accrued liabilities, convertible bond and other payables approximate their fair market value based on the short-term maturity of these instruments.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated. It is not, however, practical to determine the fair value of amounts due from or due to related parties due to their related party nature.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash deposit in bank and cash on hand. The Company maintains cash with various financial institutions in China. As of December 31, 2023 and 2022, cash balances in the PRC of $106,457 and $1,879,950, respectively, are uninsured. The Company has not experienced any losses in bank accounts and believes it is not exposed to any risks on its cash in PRC bank accounts.

Loan Receivable, Net

Loan receivable, net is recorded at the uncollected principal balances, net of an allowance for doubtful accounts. An estimate for doubtful accounts is made when collection of the full amount is no longer probable. Estimates are based on historical collection experience and current economic conditions.

Concentrations of Credit Risk

The Company has operations carried out in China. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environment in China, and by the general state of China’s economy. The Company’s operations in China are subject to specific considerations and significant risks not typically associated with companies in North America. The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

Property and Equipment

Property and equipment, including assets acquired through finance leases, are stated at cost less accumulated depreciation, and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its existing use. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income/loss in the year of disposition. Estimated useful lives are as follows:

Estimated useful life
Office equipment and furniture	3 - 5 Years
Leasehold improvement	The lesser of remaining lease term or 2 - 3 Years
Software	1 - 3 Years
Finance lease right-of-use asset	4 Years

Long-term Investments

The Company’s long-term investments consist of equity investments without readily determinable fair value which were accounted for using measurement alternative and equity method investments. As of December 31, 2023 and 2022, the Company’s long-term investments were nil on the consolidated balance sheet.

Equity Investment Using Measurement Alternative

The Company uses the measurement alternative for those investments over which the Company does not have significant influence, and without readily determinable fair value and do not qualify for the net asset value practical expedient in accordance with ASU 2016-01, “Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities” which was adopted on January 1, 2019. The adoption did not have a significant impact on the Company’s consolidated financial statements. The Company records these investments at cost, less impairment, and plus or minus subsequent adjustments for observable price changes. Under this measurement alternative, changes in the carrying value of the equity investments are required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer.

The Company periodically reviews its equity investment for impairment. At each reporting date, an entity that uses the measurement alternative to measure an equity investment without a readily determinable fair value is required to make a qualitative assessment of whether the investment is impaired. The Company regularly evaluates the impairment of these investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss recognized equal to the excess of the investment cost over its fair value at the end of each reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

Equity Method Investment

The Company uses the equity method of accounting for its investment in, and earning or loss of, company that it does not control but over which it does exert significant influence. The Company initially records its investment at cost and the difference between the cost of the equity investee and the fair value of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill, which is included in the equity method investment on the consolidated balance sheets. The Company subsequently adjusts the carrying amount of the investment to recognize the Company’s proportionate share of each equity investee’s net income or loss into earnings after the date of investment. If an equity investment no longer qualifies to be accounted for under the equity method, the investment’s initial basis for which subsequent changes in fair value are measured should be the previous carrying amount of the investment.

The Company periodically reviews its equity investment for impairment. Under the equity method of accounting, an impairment loss would be recorded whenever the fair value of an equity investment is determined to be below its carrying amount and the reduction is considered to be other than temporary. In judging “other than temporary,” the Company considers the length of time and extent to which the fair value of the investment has been less than the carrying amount of the equity investment, the near-term and long-term operating and financial prospects of the entity and the Company’s longer-term intent of retaining its investment in the entity. The Company considers whether the fair value of its equity method investment has declined below its carrying value whenever adverse events or changes in circumstances indicate that recorded value may not be recoverable. If the Company considers any decline to be other than temporary (based on various factors, including historical financial results and the overall health of the investee), then a write-down would be recorded to estimated fair value.

See NOTE 9 for discussion of long-term investments.

Value Added Tax

Gujia is subject to value added tax (“VAT”) for services rendered at a rate of 6%. Gujia was identified as a general VAT payer on December 1, 2021. The amount of VAT liability is determined by applying the applicable tax rate to the invoiced amount of professional services provided. The Company reports revenue net of PRC’s value added tax for all the periods presented in the consolidated statements of operations and comprehensive income/ (loss). All entities in China are also subject to surcharges on value-added tax payments in accordance with PRC law.

Revenue Recognition

Under Accounting Standards Codification Topic 606, “Revenue from Contracts with Customers” (“ASC 606”), the Company recognizes revenue when a customer obtains control of promised goods, in an amount that reflects the consideration which the Company expects to receive in exchange for the goods. To determine revenue recognition for arrangements within the scope of ASC 606, the Company performs the following five steps: (1) identify the contracts with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when or as the entity satisfies a performance obligation. The Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods it transfers to the customer.

The Company does not offer promotional payments, customer coupons, rebates or other cash redemption offers to its customers.

Market data services and investor relation management services revenue

The Company generates these revenues by providing services under written service contracts with its customers. Revenue related to its service offered is recognized over time as the services are performed when the performance obligation is satisfied.

Placement agent services

The Company generates revenue from placement agent services by successfully selling customers’ stocks to qualified investors through registered offerings or private placement activities. Placement agent fee is recognized when the services are completed.

Software development and post-contract maintenance

The Company generates revenue from software development and post-contract maintenance. The Company identifies two performance obligations, as the customers can benefit from software development and post-contract maintenance separately. The transaction price is fixed in the contract and the Company allocates the transaction price to software development and maintenance by reference to their relative standalone selling price estimated. The Company determines the standalone selling price based on pricing objectives, taking into consideration market conditions. The Company recognizes revenue of software development at a point of customer acceptance. The post-contract maintenance service is performed on a standby ready basis and provided to the customer subsequent to the transfer of the software for a period of time, typically 12 months from customer acceptance. The Company recognizes revenue of maintenance over the service period.

Commissions

The Company generates revenue from commissions through customers’ transactions in stocks by providing brokerage service for its customers. Commission revenue is recognized at a point in time on the trade date when the performance obligation is satisfied.

Fund management services

Revenue from fund management services mainly includes management fees and performance-based fees, in a typical arrangement.

Management fees

Management fee arises from the asset management services provided to funds the Company manages. Management fees are computed as a percentage of daily asset value and are recognized as earned over the specified contract period.

Performance-based income

In a typical arrangement, the Company is entitled to a performance-based fee on the extent by which the fund’s investment performance exceeds a certain threshold. Such performance-based fee is typically calculated and recognized at a point of time when the cumulative return of the fund can be determined, and is not subject to clawback provisions.

Consulting services

The Company provides consulting services as source of revenue. Pursuant to the consulting service contracts entered into between the Company and client, the Company’s obligation includes providing investment information and professional services on finance and law. The Company recognizes revenue when the client confirms the certain types of services specified in the contract are received, and pays for the service fee.

The following table disaggregates the Company’s revenue by revenue type:

	For the Years Ended December 31,
	2023	2022	2021
	US$	US$	US$
Consulting services	$800,000	$-	$-
Software development and post-contract maintenance	24,098	676,049	-
Placement agent services	45,837	372,677	-
Market data services	-	20,619	107,184
Commissions	-	-	390,569
Fund management services	-	-	69,078
Other revenue	-	4,006	1,789
Total revenues	$869,935	$1,073,351	$568,620

The following table disaggregates the Company’s revenue by geographic area:

	For the Years Ended December 31,
	2023	2022	2021
	US$	US$	US$

China	$824,098	$696,668	$176,262
United States	45,837	376,683	392,358
Total revenues	$869,935	$1,073,351	$568,620

Deferred revenue represents income collected but not earned as of the reporting date. As of December 31, 2023 and 2022 deferred revenue was nil.

Cost of Revenue

Cost of revenue consists primarily of internal labor cost and related benefits, and other overhead costs that are directly attributable to service provided.

Research and Development

Expenditures for research and product development costs are expensed as incurred.

For the years ended December 31, 2023, 2022 and 2021, research and development expenses were $363,958, $828,869, and $744,422, respectively, included in “Cost of revenue”, “Payroll and related benefits” and “Other general and administrative” on the accompanying consolidated income statements.

Selling and Marketing Costs

All costs related to selling and marketing are expensed as incurred. For the years ended December 31, 2023, 2022 and 2021, selling and marketing costs were $901,319, $1,007,652, and $303,079 respectively.

Leases

On January 1, 2019, the Company adopted ASU No. 2016-02, “Leases (Topic 842),” as amended, which supersedes the lease accounting guidance under Topic 840, and generally requires lessees to recognize operating and financing lease liabilities and corresponding right-of-use assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements.

Under the new lease standard, the Company determines if an arrangement is or contains a lease at inception. Right-of-use assets and liabilities are recognized at lease commencement date based on the present value of remaining lease payments over the lease terms. The Company considers only payments that are fixed and determinable at the time of lease commencement. See NOTE 8 for discussion of finance lease and see NOTE 17 for discussion of operating leases.

Segment Information

ASC 280 “Segment reporting” establishes standards for reporting information on operating segments in interim and annual financial statements. Operating segments are defined as the components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. Our chief operating decision makers direct the allocation of resources to operating segments based on the profitability, cash flows, and growth opportunities of each respective segment.

The Company currently has two operating segments, Gujia, MM Future, HC Securities, and MM Global. See NOTE 19 for details.

Income Taxes

The Company accounts for income taxes using the asset/liability method prescribed by ASC 740, “Income Taxes.” Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized as income or loss in the period that includes the enactment date.

The Company follows the accounting guidance for uncertainty in income taxes using the provisions of ASC 740 “Income Taxes”. Using that guidance, tax positions initially need to be recognized in the financial statements when it is more likely than not the position will be sustained upon examination by the tax authorities. For the years ended December 31, 2023, 2022 and 2021, the Company had no significant uncertain tax positions that qualify for either recognition or disclosure in the financial statements. Tax years that remain subject to examination are the years ended December 31, 2023, 2022 and 2021. The Company recognizes interest and penalties related to significant uncertain income tax positions in other expense. No such interest and penalties incurred for the years ended December 31, 2023, 2022 and 2021.

Foreign Currency Translation

The reporting currency of the Company is the U.S. dollar. The functional currency of the parent company, MMTEC, and MM Future, MM Fund, MMBD Trading, HC securities and MM Global is the U.S. dollar. The functional currency of Gujia and Haichuan Zhixin is the Chinese Renminbi (“RMB”). For the subsidiary whose functional currency is the RMB, result of operations and cash flows are translated at average exchange rates during the period, assets and liabilities are translated at the unified exchange rate at the end of the period, and equity is translated at historical exchange rates. As a result, amounts relating to assets and liabilities reported on the statements of cash flows may not necessarily agree with the changes in the corresponding balances on the balance sheets. Translation adjustments resulting from the process of translating the local currency financial statements into U.S. dollars are included in determining comprehensive income/loss.

Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date with any transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred. All of the Company’s revenue and expense transactions are transacted in the functional currency of the operating subsidiaries. The Company does not enter into any material transaction in foreign currencies. Transaction gains or losses have not had, and are not expected to have, a material effect on the results of operations of the Company.

The consolidated balance sheet amounts, with the exception of equity, as of December 31, 2023 and 2022, were translated at RMB 7.0827 to $1.00 and RMB 6.9646 to $1.00, respectively. Equity accounts were stated at their historical rates. The average translation rates applied to consolidated statements of operations and comprehensive income/ loss and cash flows for the years ended December 31, 2023, 2022 and 2021 were RMB 7.0467, RMB 6.7261, and RMB 6.4515 to $1.00, respectively.

Comprehensive Income/ (Loss)

Comprehensive income/ loss is comprised of net income and loss and all changes to the statements of shareholders’ equity, except those due to investments by shareholders, changes in paid-in capital and distributions to shareholders. For the Company, comprehensive income/ loss for the years ended December 31, 2023, 2022 and 2021 consisted of net income /loss and unrealized income/loss from foreign currency translation adjustment.

Share-based Compensation

Share based compensation arise from share-based awards, including share options for the purchase of the Company’s ordinary shares. In June 2018, the Financial Accounting Standards Board (“FASB”) issued ASU 2018-07, “Compensation-Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting (“ASU 2018-07”)” to simplify the accounting for share-based payments to nonemployees by aligning it with the accounting for share-based payments to employees. The Company adopted ASU 2018-07 on January 1, 2019, and accounts for share-based compensation to nonemployees under the fair value method which requires all such compensation to be calculated based on the fair value at the measurement date (generally the grant date) and recognized in the statement of operations over the requisite service period. The Company recognized nil, nil and $1,024,361 share-based compensation for the years ended December 31, 2023, 2022 and 2021, respectively. See details in NOTE 15.

Earnings per share

ASC Topic 260 “Earnings per Share,” requires presentation of both basic and diluted earnings per share (“EPS”) with a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS computation. Basic EPS excludes dilution. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company.

Basic net income (loss) per common share is computed by dividing net income (loss) available to common shareholders by the weighted average number of shares of common stock outstanding during the period. Diluted net income (loss) per common share is computed by dividing net income (loss) by the weighted average number of shares of common stock, common stock equivalents and potentially dilutive securities outstanding during each period. Common stock equivalents are not included in the calculation of diluted loss per common share if their effect would be anti-dilutive. Potential common shares in the diluted net loss per share computation are excluded in periods of losses from continuing operations as their effect would be anti-diluted. For the years ended December 31, 2023, 2022 and 2021, there were no dilutive shares. The following table presents a reconciliation of basic and diluted net income (loss) per common share:

	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net loss from continuing operations for basic and diluted net loss per share of common stock	$(4,391,980)	$(5,664,379)	$(7,117,307)
Net income from discontinued operations for basic and diluted net income per share of common stock	$53,267,761	$19,003	$66,552
Weighted average common stock outstanding – basic and diluted *	105,243,671	3,497,109	2,450,447
Net loss per common share from continuing operations - basic and diluted*	$(0.04)	$(1.62)	$(2.90)
Net income per common share from discontinued operations - diluted and diluted*	$0.51	$0.01	$0.02

*	After giving effect to the reverse stock split effected on July 13, 2022. Also see Note 15.

The Company did not have any common stock equivalents and potentially dilutive common stock outstanding during the years ended December 31, 2023, 2022 and 2021.

Related Parties

Parties are considered to be related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties which the Company may deal with if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests.

Fiscal Year End

The Company has adopted a fiscal year end of December 31.

Recent Accounting Pronouncements

In June 2016, the FASB issued ASU 2016-13, “Measurement of Credit Losses on Financial Instruments (Topic 326)”, and issued subsequent amendments to the initial guidance, transitional guidance and other interpretive guidance between November 2018 and March 2020 within ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-11, ASU 2020-02 and ASU 2020-03. ASU 2016-13 introduces new guidance for credit losses on instruments within its scope, which significantly changes the way entities recognize impairment of many financial assets by requiring immediate recognition of estimated credit losses expected to occur over their remaining life, instead of when incurred. For smaller reporting companies, the guidance is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. All entities may adopt this ASU through a cumulative effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective (that is, a modified-retrospective approach). The amendments in ASU 2016-13 and 2018-19 are effective for the Company for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. As the Company is an “emerging growth company” and elects to apply for the new and revised accounting standards at the effective date for a private company, the Company adopted ASU No. 2016-13 on January 1, 2023 and the adoption did not have a material impact on the Company’s consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”), which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. The ASU also removes certain settlement conditions that are required for equity-linked contracts to qualify for scope exception, and it simplifies the diluted earnings per share calculation in certain areas. For public business entities, ASU 2020-06 is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. The Company adopted ASU 2020-06 on January 1, 2022. The adoption did not have an impact on the Company’s consolidated financial statements.